CONSOLIDATED UNAUDITED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 10,089	$ 7,703
Restricted cash	350	350
Short-term bank deposit	18,907	10,079
Prepaid expenses and other current assets	809	285
Total current assets	30,155	18,417
Non-current assets
Property and equipment, net	1,014	823
Operating leases	1,147	398
Other non-current assets	291	0
Total non-current assets	2,452	1,221
Total assets	32,607	19,638
Accounts payable and accruals
Trade	922	862
Other	661	345
Employees and payroll accruals	1,448	1,510
Operating lease liabilities	321	264
Total current liabilities	3,352	2,981
Non-current liabilities
Royalties provision	189	154
Operating lease liabilities	815	125
Total non-current liabilities	1,004	279
Shareholders' equity
Share capital, Ordinary shares, 2.4 NIS par value (360,000,000 authorized shares as of June 30, 2021 and December 31, 2020, respectively; 70,473,641 and 46,239,183 shares issued and outstanding as of June 30, 2021 and December 31, 2020, respectively)	49,767	31,646
Additional paid-in capital	76,951	75,715
Accumulated deficit	(98,467)	(90,983)
Total shareholders' equity	28,251	16,378
Total liabilities and shareholders' equity	$ 32,607	$ 19,638